Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	For the years ended June 30,
	2020	2019	2018
PRC	$9,266,586	$6,082,916	$2,863,419
Non-PRC	(5,559,127)	(9,183,561)	(260,649)
	$3,707,459	$(3,100,645)	$2,602,770

Schedule of statutory rate to the company's effective tax rate

	For the years ended June 30,
	2020	2019	2018
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	36.8%	(70.7)%	(1.8)%
Effect of tax rate changes on deferred taxes	4.5%	3.6%	-
Effect of PRC preferential tax rate and tax holidays	(7.8)%	7.0%	(11.0)%
R&D credits	(52.4)%	53.4%	(18.3)%
Tax receivable	-	5.8%	-
Deferred tax	(0.1)%	(12.8)%	-
Change in valuation allowances	12.1%	(17.0)%	7.9%
Others	4.4%	(0.3)%	(6.1)%
Effective tax rate	22.5%	(6.0)%	(4.3)%

Schedule of provision (benefit) for income tax

	For the years ended June 30,
	2020	2019	2018
Current income tax	$662,704	$86,506	$95,923
Deferred income tax	172,740	100,109	(208,051)
Total provision (benefit) for income tax expenses	$835,444	$186,615	$(112,128)

Schedule of the deferred tax assets
	As of June 30,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$1,589,884	$1,227,940
Accrued expenses and other	236,245	336,383
Share of investee's loss	7,123	-
Intangible assets, net	-	(39,914)
Valuation allowances	(1,630,005)	(1,186,188)
Total deferred tax assets	$203,247	$338,221

Deferred tax liabilities:
Intangible assets, net	$160,911	$-
Share of investee's income	2,252	-
Total deferred tax liabilities	$163,163	$-

Schedule of unrecognized tax benefit
For the year ended June 30, 2020
Balance as of July 1, 2019	$128,467
Increases	228,358
Decreases	(157,906)
Foreign currency translation adjustment	(3,980)
Balance as of June 30, 2020	$194,939

Schedule of taxes payable

	As of June 30,
	2020	2019

VAT tax payable	$532,649	$282,340
Corporate income tax payable	225,311	113,083
Withholding tax payable	194,747	133,210
Disability insurance fund payable	438,759	363,149
Other tax payables	35,148	23,847
Total tax payables	$1,426,614	$915,629